Financial risk management, objectives and policies, Liquidity risk (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Contractual Maturities of Financial Liabilities [Abstract]
Interest bearing loans	$ 574,973	$ 494,552
Interest rate swaps	13,890	20,956
Total	588,863	515,507
1 Year [Member]
Contractual Maturities of Financial Liabilities [Abstract]
Interest bearing loans	24,112	19,110
Interest rate swaps	8,929	8,541
Total	33,041	27,651
2 to 5 Years [Member]
Contractual Maturities of Financial Liabilities [Abstract]
Interest bearing loans	430,136	475,441
Interest rate swaps	4,961	12,415
Total	435,097	487,857
More than 5 Years [Member]
Contractual Maturities of Financial Liabilities [Abstract]
Interest bearing loans	120,724	0
Interest rate swaps	0	0
Total	$ 120,724	$ 0